Restricted Cash	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Restricted Cash
3. Restricted cash
Restricted cash are cash and cash equivalents that are not readily available for normal disbursement and mainly represents (i) cash held by the consolidated trusts through segregated bank accounts; and (ii) security deposits held in designated bank accounts for the provision of guarantee. Such restricted cash is not available to fund the general liquidity needs of the Company.